TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Disclosure of trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
7. Trade and other receivables
As at December 31
(in millions of U.S. dollars)	2017	2016
Trade and other receivables
Trade receivables	3.8	27.4
Sales tax receivable	22.7	11.8
Unsettled provisionally priced concentrate derivatives and copper swap contracts (Note 14)	(1.9)	(4.5)
Other	2.5	2.4
Total trade and other receivables	27.1	37.1